Accrued liabilities and other payables	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued liabilities and other payables
12.	Accrued liabilities and other payables

(In thousands)	December 31, 2013	December 31, 2014
Payroll and welfare	8,784	12,260
Agency commissions and rebates—online advertising	9,745	8,017
Payables for advertisement on exclusive online games	2,797	2,515
Receipts in advance from customers	2,211	1,133
Tax levies	1,198	556
Payables for purchase of equipment	4,157	240
Legal and litigation related expenses (Note 25)	288	451
Professional fees	574	2,460
Staff reimbursements	1,228	440
Content copyrights deposits (note a)	1,555	622
Rental expense	70	382
Payables for proceeds from selling exercised stock options	—	872
Advance for exercise of stock options	—	356
Others	800	1,111

Total	33,407	31,415

Note a:	Content copyrights deposits are recognized under a barter transaction when the Group has yet to provide the content copyrights to the counterparty while the Group has received the content copyrights from the counterparty.